---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number   811-21785
                                  ----------------------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   125 South Market Street, Suite 1200    San Jose, California    95113
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, LLC  125 South Market Street   San Jose, CA  95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       December 31, 2006
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.








ITEM 1. REPORTS TO STOCKHOLDERS.




                                BLACK PEARL FUNDS

                             BLACK PEARL FOCUS FUND




                                  ANNUAL REPORT

                                December 31, 2006




                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FUNDS
MANAGEMENT DISCUSSION & ANALYSIS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BLACK PEARL FOCUS FUND

Fund Performance
----------------

Black Pearl Focus Fund posted a total return of 3.08% in 2006, which compares to a total return of 7.28% and 15.79%, respectively, for the NASDAQ 100 Index and the S&P 500 Index. The underperformance of the Fund versus its benchmarks is attributable entirely to active stock selection, as sector and industry weightings are not considered in selecting investments for the Fund. While fundamental analysis does not factor into our management of the Fund, fundamental factors certainly have an impact on the performance of the Fund's holdings.

Positive Contributors
---------------------

The largest gains for the Fund during the period were attributable to the Fund's positions in Akamai (AKAM), Comcast (CMCSA), and Millicom International Cellular
(MICC). Akamai benefited from increasing demand for its Internet content delivery services.

Comcast's stock advanced steadily in 2006, as customers took advantage of the company's "Triple Play" services offering, driving revenues higher in each successive quarter.

Millicom, a provider of mobile phone service in developing countries in Latin America, Africa, and Asia, saw its stock drop sharply in early July after announcing that talks to sell the company to China Mobile had broken off. The stock rebounded dramatically in subsequent months, bolstered by improving fundamentals, reaching its high for the year in December.

Negative Contributors
---------------------

The largest losses for the Fund during the period were attributable to the Fund's positions in Apple (AAPL), Amazon (AMZN) and Apollo Group (APOL). Apple's stock price slid substantially in the first half of the year before recovering later in the year. The Fund realized most of its losses in Apple prior to the recovery, however.

Shares of Amazon plunged in July after the company disappointed investors with its business results for Q2. While the stock recovered later in the year, the Fund liquidated its position in August, realizing the loss.

Apollo Group, the parent company of University of Phoenix, saw its stock drop dramatically in October, following its disappointing earnings report for the third quarter. While the stock made a bit of a comeback in November and December, it was not enough to reverse the loss already suffered by the Fund.

                             BLACK PEARL FOCUS FUND

        Comparison of the Change in Value of a $10,000 Investment in the Black Pearl Focus Fund versus the Nasdaq 100 Index

                               [GRAPHIC OMITTED]

        Black Pearl Focus Fund                      Nasdaq 100 Index
        ----------------------                      ----------------

     10/31/2005           $10,000            10/31/2005           $10,000
     11/30/2005            10,790            11/30/2005            10,598
     12/31/2005            11,070            12/31/2005            10,429
      1/31/2006            11,750             1/31/2006            10,846
      2/28/2006            11,400             2/28/2006            10,599
      3/31/2006            11,730             3/31/2006            10,811
      4/30/2006            12,070             4/30/2006            10,794
      5/31/2006            10,850             5/31/2006            10,033
      6/30/2006            10,617             6/30/2006            10,006
      7/31/2006             9,915             7/31/2006             9,590
      8/31/2006            10,048             8/31/2006            10,046
      9/30/2006            10,658             9/30/2006            10,520
     10/31/2006            11,095            10/31/2006            11,020
     11/30/2006            11,400            11/30/2006            11,401
     12/31/2006            11,410            12/31/2006            11,189


Past performance is not predictive of future performance.

          ------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS(a)
                     (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                             SINCE
                                           1 YEAR         INCEPTION(b)
                                           ------         ------------

          Black Pearl Focus Fund            3.08%            11.97%
          Nasdaq 100 Index                  7.28%            10.10%

          ------------------------------------------------------------


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was November 1, 2005.

BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
DECEMBER 31, 2006 (UNAUDITED)

                                                                   % OF
HOLDINGS BY SECTOR                                               NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                              51.5%
Health Care                                                         21.5%
Consumer Discretionary                                              14.3%
Telecommunications Services                                          6.8%
Consumer Staples                                                     2.1%
Energy                                                               1.8%
Cash Equivalents, Other Assets and Liabilties                        2.0%


                                                                   % OF
TOP TEN HOLDINGS                                                 NET ASSETS
--------------------------------------------------------------------------------
Millicom International Cellular S.A.                                 6.7%
Fiserv, Inc.                                                         5.6%
Comcast Corp. - Class A                                              5.0%
Intuit, Inc.                                                         4.9%
Akamai Technologies, Inc.                                            4.7%
EchoStar Communications Corp. - Class A                              4.5%
NVIDIA Corp.                                                         4.4%
Cognizant Technology Solutions Corp.                                 4.4%
Liberty Global, Inc. - Class A                                       3.7%
Amgen, Inc.                                                          3.5%

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================
ASSETS
Investments in securities:
    At acquisition cost                                             $    548,940
                                                                    ============
    At value (Note 2)                                               $    609,026
Dividends and interest receivable                                             49
                                                                    ------------
    TOTAL ASSETS                                                         609,075
                                                                    ------------

LIABILITIES
Payable to Advisor (Note 4)                                                1,313
                                                                    ------------
    TOTAL LIABILITIES                                                      1,313
                                                                    ------------

NET ASSETS                                                          $    607,762
                                                                    ============

NET ASSETS CONSIST OF:
Paid-in capital                                                     $    544,437
Undistributed net realized gains from security transactions                3,239
Net unrealized appreciation on investments                                60,086
                                                                    ------------
NET ASSETS                                                          $    607,762
                                                                    ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                              54,162
                                                                    ============

Net asset value, redemption price and offering price
  per share (Note 2)                                                $      11.22
                                                                    ============


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================
INVESTMENT INCOME
    Dividends (Net of foreign tax of $5)                           $        730
    Interest                                                                422
                                                                   ------------
        TOTAL INVESTMENT INCOME                                           1,152
                                                                   ------------

EXPENSES
    Investment advisory fees (Note 4)                                     8,822
    Administration fees (Note 4)                                          2,647
                                                                   ------------
        TOTAL EXPENSES                                                   11,469
    Fees waived by the Advisor (Note 4)                                  (3,823)
                                                                   ------------
        NET EXPENSES                                                      7,646
                                                                   ------------

NET INVESTMENT LOSS                                                      (6,494)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from investments                                   9,732
    Net change in unrealized appreciation/depreciation
      on investments                                                     14,925
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         24,657
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     18,163
                                                                   ============


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                        YEAR           PERIOD
                                                       ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2006          2005 (a)
--------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment loss                            $     (6,494)   $       (813)
    Net realized gains from investments                   9,732          10,251
    Net change in unrealized
      appreciation/depreciation on investments           14,925          45,161
                                                   ------------    ------------
Net increase in net assets from operations               18,163          54,599
                                                   ------------    ------------

FROM DISTRIBUTIONS
    Distributions from net realized gains                (9,437)             --
                                                   ------------    ------------


FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                --          35,000
    Net asset value of shares issued in
      reinvestment of distributions to
      shareholders                                        9,437              --
                                                   ------------    ------------
Net increase in net assets from capital
  share transactions                                      9,437          35,000
                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS                             18,163          89,599

NET ASSETS
    Beginning of period                                 589,599         500,000
                                                   ------------    ------------
    End of period                                  $    607,762    $    589,599
                                                   ============    ============

CAPITAL SHARE ACTIVITY
    Shares sold                                              --           3,258
    Shares reinvested                                       904              --
                                                   ------------    ------------
    Net increase from capital share activity                904           3,258
    Shares outstanding, beginning of period              53,258          50,000
                                                   ------------    ------------
    Shares outstanding, end of period                    54,162          53,258
                                                   ============    ============

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.


See accompanying notes to financial statements.

BLACK PEARL FOCUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                     YEAR         PERIOD
                                                    ENDED          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING           DECEMBER 31,   DECEMBER 31,
  THROUGHOUT THE PERIOD:                             2006         2005 (a)
--------------------------------------------------------------------------------

    Net asset value at beginning of period       $     11.07    $     10.00
                                                 -----------    -----------

    Income (loss) from investment operations:
        Net investment loss                            (0.12)         (0.02)
        Net realized and unrealized gains on
          investments                                   0.45           1.09
                                                 -----------    -----------
    Total from investment operations                    0.33           1.07
                                                 -----------    -----------

    Less distributions:
        Distributions from net realized
          gains                                        (0.18)            --
                                                 -----------    -----------

    Net asset value at end of period             $     11.22    $     11.07
                                                 ===========    ===========

RATIOS AND SUPPLEMENTAL DATA:
    Total return (b)                                    3.08%         10.70% (c)
                                                 ===========    ===========

    Net assets at end of period                  $   607,762    $   589,599
                                                 ===========    ===========

    Ratio of gross expenses to average net
      assets                                            1.95%          1.95% (e)

    Ratio of net expenses to average net
      assets (d)                                        1.30%          1.30% (e)

    Ratio of net investment loss to average
      net assets                                       (1.10%)        (0.89%)(e)

    Portfolio turnover rate                              293%            38% (c)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers.

(e)   Annualized.


See accompanying notes to financial statements.

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
================================================================================
SHARES      COMMON STOCKS - 98.0%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 14.3%
   335      Apollo Group, Inc. - Class A  (a)                      $     13,055
   715      Comcast Corp. - Class A (a)                                  30,266
   320      Lamar Advertising Co. - Class A (a)                          20,925
   775      Liberty Global, Inc. - Class A (a)                           22,591
                                                                   ------------
                                                                         86,837
                                                                   ------------
            CONSUMER STAPLES - 2.1%
   265      Whole Foods Market, Inc.                                     12,436
                                                                   ------------

            ENERGY - 1.8%
   470      Patterson-UTI Energy, Inc.                                   10,918
                                                                   ------------

            HEALTH CARE - 21.5%
   315      Amgen, Inc. (a)                                              21,518
   325      Amylin Pharmaceuticals, Inc. (a)                             11,723
   345      Biomet, Inc.                                                 14,238
   225      Express Scripts, Inc. (a)                                    16,110
   325      Genzyme Corp. (a)                                            20,013
   425      Lincare Holdings, Inc. (a)                                   16,932
   280      Sepracor, Inc. (a)                                           17,242
   400      Teva Pharmaceutical Industries Ltd. - ADR                    12,432
                                                                   ------------
                                                                        130,208
                                                                   ------------
            INFORMATION TECHNOLOGY - 51.5%
   765      Activision, Inc. (a)                                         13,189
   724      Advanced Micro Devices, Inc.(a)                              14,733
   540      Akamai Technologies, Inc. (a)                                28,685
   140      Apple Computer, Inc. (a)                                     11,878
 1,200      BEA Systems, Inc. (a)                                        15,096
   485      Cisco Systems, Inc. (a)                                      13,255
   345      Cognizant Technology Solutions Corp. (a)                     26,620
   720      EchoStar Communications Corp. - Class A (a)                  27,382
   650      Fiserv, Inc. (a)                                             34,073
   975      Intuit, Inc. (a)                                             29,747
   290      Lam Research Corp. (a)                                       14,680
   720      NVIDIA Corp. (a)                                             26,647
 1,170      Oracle Corp. (a)                                             20,054
   130      Research In Motion Ltd.(a)                                   16,611
 2,195      Sun Microsystems, Inc. (a)                                   11,897
   465      Symantec Corp. (a)                                            9,695
                                                                   ------------
                                                                        314,242
                                                                   ------------
            TELECOMMUNICATIONS SERVICES - 6.8%
   665      Millicom International Cellular S.A. (a)                     40,991
                                                                   ------------

            TOTAL COMMON STOCKS (Cost $535,546)                         595,632
                                                                   ------------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
SHARES      MONEY MARKET SECURITIES - 2.2%                             VALUE
--------------------------------------------------------------------------------
13,394      PNC Bank Money Market Account (Cost $13,394)           $     13,394
                                                                   ------------

            TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $548,940)         609,026

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)               (1,264)
                                                                   ------------

            TOTAL NET ASSETS - 100.0%                              $    607,762
                                                                   ============

(a)   Non-income producing security
ADR - American Depositary Receipt


See accompanying notes to financial statements

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

Black Pearl Focus Fund (the "Fund") is a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. On September 16, 2005, 50,000 shares of the Fund were issued for cash, at $10.00 per share, to Firsthand Capital Management, Inc. (the "Advisor"), the investment advisor to the Fund. The Fund commenced operations on November 1, 2005.

The investment objective of the Fund is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations and are recorded on ex-dividend date, which may differ from accounting principles generally accepted in the United States of America.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

On June 29, 2006, the Fund declared a distribution of $0.1772 per share. The dividend was paid on June 29, 2006, to shareholders of record on June 28, 2006. The tax character of distributions paid during the year ended December 31, 2006 was $9,437 of ordinary income. There were no distributions during the period ended December 31, 2005.

The following information is computed on a tax basis for each item as of December 31, 2006:

         Tax cost of portfolio investments                $    552,484
                                                          ============
         Gross tax unrealized appreciation                $     70,560
         Gross tax unrealized depreciation                     (14,018)
                                                          ------------
         Net tax unrealized appreciation                        56,542
         Undistributed ordinary income                           6,783
                                                          ------------
         Accumulated earnings                             $     63,325
                                                          ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. Theses "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended December 31, 2006, the Fund reclassified $6,494 of net investment losses against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3. INVESTMENT TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities amounted to $1,711,348 and $1,695,161, respectively.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

The Advisor has contractually agreed (for a period of two years from the Fund's commencement of operations) to reduce its fees and/or to make expense reimbursements so that the Fund's total operating expenses are limited to 1.30% of the Fund's average daily net assets. During the year ended December 31, 2006, the Advisor waived investment advisory fees of $3,823. These waivers are not subject to recoupment.

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Fund. For its services, the Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For the year ended December 31, 2006, the Fund paid $2,647 to the Advisor for administrative services.

MUTUAL FUND SERVICES AGREEMENT
The Fund is party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus") under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund) pursuant to the Administration Agreement between the Fund and the Advisor.

DISTRIBUTION AGREEMENT
The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Advisor, not the Fund, is responsible for payment of the distribution fees.

Certain trustees and officers of the Trust are directors and officers of the Advisor or of Ultimus.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on June 30, 2007.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

             REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM


BOARD OF DIRECTORS AND SHAREHOLDERS
BLACK PEARL FUNDS
SAN JOSE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of Black Pearl Focus Fund, a series of shares of Black Pearl Funds, including the portfolio of investments as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Black Pearl Focus Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                               TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY  1, 2007

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment returns of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemptions fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                Beginning               Ending
                                              Account Value          Account Value         Expenses Paid
                                               July 1, 2006        December 31, 2006       During Period*
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $1,074.71                $6.58
Based on Hypothetical 5% Return
  (before expenses)                             $1,000.00              $1,018.24                $6.61
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.30% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-408-521-5000, or the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-408-521-5000. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the Declaration of Trust. There are currently three Trustees, two of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                                                                                                  IN FUND
                                                                              PRINCIPAL OCCUPATION(S) DURING      COMPLEX
                                         LENGTH OF TIME   POSITION(S) HELD    PAST 5 YEARS AND DIRECTORSHIPS     OVERSEEN
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST             OF PUBLIC COMPANIES         BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:
*Kevin Landis                              Since 2005        Trustee and     Chief Investment Officer and a          1
125 South Market Street, Suite 1200                           President      Director of the Advisor and has
San Jose, California  95113                                                  been a portfolio manager with
(1961)                                                                       the Advisor since May 1994.
                                                                             From 1998 through 2001, he was
                                                                             also the President and Chief
                                                                             Executive Officer of Silican
                                                                             Capital Management LLC.

                                                                             Trustee of the Firsthand Funds
                                                                             (a registered investment company
                                                                             that includes five portfolios)

DISINTERESTED TRUSTEES:
Greg Burglin                               Since 2005          Trustee       Tax Consultant for more than 5          1
125 South Market Street, Suite 1200                                          years
San Jose, California  95113
(1960)

Kevin P. Tanner                            Since 2005          Trustee       President, Chief Financial              1
125 South Market Street, Suite 1200                                          Officer and Chief Compliance
San Jose, California  95113                                                  Officer of Tanner & Associates
(1962)                                                                       Asset Management (an SEC
                                                                             registered investment adviser)
                                                                             for more than 5 years.
----------------------------------------------------------------------------------------------------------------------------

* Mr. Landis is an interested person of the Trust by reason of his position with the Advisor.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                              PRINCIPAL OCCUPATION(S) DURING
                                         LENGTH OF TIME   POSITION(S) HELD    PAST 5 YEARS AND DIRECTORSHIPS
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST             OF PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
Yakoub Bellawala                           Since 2005          Secretary     Vice President of Business
125 South Market Street, Suite 1200                                          Process Development of the
San Jose, California   95113                                                 Advisor from August 2002 to
(1965)                                                                       present.  He was Vice President
                                                                             of Business Development for the
                                                                             Advisor from 1999 to 2002.  He
                                                                             was Treasurer of Firsthand Funds
                                                                             from 1996 to 2003.

Mark J. Seger                              Since 2005          Treasurer     Managing Director of Ultimus and
225 Pictoria Drive, Suite 450                                                the Distributor.
Cincinnati, Ohio  45246
(1962)
---------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-408-521-5000.


FEDERAL TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2006. On June 30, 2006, the Fund declared and paid a short-term capital gain distribution of $0.1772 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the distribution may be subject to a maximum tax rate of 15%. Early in 2007, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2006 calendar year.

BLACK PEARL FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the Fund's Investment Advisory Agreement and the Administration Agreement (collectively the "Agreements") with the Advisor. Approval took place at an in-person meeting, held on August 11, 2006 at which all of the Trustees were present.

In the course of their consideration of the Agreements, the Independent Trustees met in executive session and were advised by the Fund's legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Trustees and counsel.

In considering the Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Advisor. The most recent investment advisor registration form ("Form ADV") for the Advisor was provided to the Board. The Board reviewed and analyzed the Form ADV which included, among other things, information about the background and experience of senior management of the Advisor. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel at the Advisor that oversee the day-to-day operations of the Funds.

      In addition, the Board considered the investment and legal compliance programs of the Fund and the Advisor. The Board also considered the depth and experience of the compliance staff at the Advisor and their experience with overseeing the activities of the Fund as well as the activities of another fund family managed by the Advisor. Based on the above factors, together with those referenced below, the Independent Trustees concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

FUND PERFORMANCE AND EXPENSES
-----------------------------

      The Board was provided with performance results for the Fund over the lifetime of the Fund. In reviewing the Fund's performance, the Board considered the short operating history of the Fund. Representatives from the Advisor addressed the Fund's recent underperformance and discussed certain limitations with measuring the performance of the quantitative models utilized by the Advisor over the short operating history of the Fund.

BLACK PEARL FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees and fee waivers. It also considered comparisons of these fees to the comparative expense information for the Fund's peer group as determined by Morningstar, Inc. Statistical information from the Morningstar, Inc. database provided the Board with comparative industry information. The Fund's overall expense ratio was compared to the funds included within the Morningstar category called "Large Blend Funds." The Board noted that the total expense ratio of the Fund, after fee waivers, was slightly higher than the median expense ratio for the funds within Morningstar's Large Blend category.

INVESTMENT ADVISORY FEE RATES
-----------------------------

      The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Advisor. Additionally, the Board received and considered information comparing the fee rate with those of other funds in the relevant peer group. The Independent Trustees concluded that the advisory fee rate paid by the Fund was higher than the average advisory fee rates of comparably managed funds, but they determined that such comparisons were not particularly meaningful due to the Advisor's commitment to pay most of the Fund's ordinary operating expenses out of its own resources.

PROFITABILITY
-------------

      The Board discussed profitability of the Advisor as well as ancillary benefits that the Advisor receives or may receive with regard to providing services to the Fund. The Independent Trustees concluded that, in light of the fact that the Fund is less than a year old, with limited assets, and is being operated at a loss, these factors are only secondary factors at this time. The Independent Trustees did note that, as the Fund grows, profitability of the Advisor will become more relevant to their deliberations.

ECONOMIES OF SCALE
------------------

      The Board discussed economies of scale and noted that, at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Independent Trustees observed that, as the Fund grows, this factor will become more relevant to their deliberations.

CONCLUSION
----------

      After consideration of the above factors as well as other factors, the Trustees, including of all the Independent Trustees, concluded that approval of the Agreements was in the best interest of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,000 and $18,500 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 and $5,000 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively. The services comprising these fees are the review of the registrant's federal and state income and federal excise tax returns.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The audit committee has delegated to the Chairman of the committee the authority to grant pre-approvals of audit and permissible non-audit services to be provided by the principal accountant to the registrant, subject to the ratification of the full committee at its next regularly scheduled meeting. Both the principal accountant and counsel to the registrant will be responsible for informing the audit committee whether they believe that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards. The specific types of non-audit services that the Chairman of the audit committee may pre-approve include, but are not limited to: reviewing the registrant's internal controls over financial reporting; providing tax-related services; reviewing and/or developing an anti-money laundering program; and issuing comfort letters, based on agreed-upon procedures, in connection with any reorganization involving the registrant.


     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) During the fiscal years ended December 31, 2006 and 2005, aggregate non-audit fees of $15,000 and $14,500, respectively, were billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH      Code of Ethics


Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Black Pearl Funds
             -------------------------------------------------------------------





By (Signature and Title)*    /s/ Kevin M. Landis
                           -----------------------------------------------------
                             Kevin M. Landis, President


Date          February 27, 2007
      ------------------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ Kevin M. Landis
                           -----------------------------------------------------
                            Kevin M. Landis, President


Date          February 27, 2007
      -----------------------------------








By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer


Date          February 27, 2007
      ---------------------------------





* Print the name and title of each signing officer under his or her signature.